Shareholders' deficit (Details) - Cik 0001821171_qell Acquisition Corp Member - $ / shares		6 Months Ended
	Sep. 29, 2020	Jun. 30, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Preference shares, shares authorized		1,000,000	1,000,000
Preference shares, par value		$ 0.0001	$ 0.0001
Preference shares, shares issued		0	0
Preference shares, shares outstanding		0	0
Percentage Of Issued And Outstanding Shares After The Initial Public Offering Collectively Held By Initial Stockholders		20.00%
Founder Shares
Class of Stock [Line Items]
Percentage Of Issued And Outstanding Shares After The Initial Public Offering Collectively Held By Initial Stockholders	20.00%
Class A ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized		200,000,000	200,000,000
Ordinary shares, par value		$ 0.0001	$ 0.0001
Ordinary shares, shares issued		5,418,314	7,737,284
Ordinary shares, shares outstanding		5,418,314	7,737,284
Class B ordinary shares
Class of Stock [Line Items]
Ordinary shares, shares authorized		20,000,000	20,000,000
Ordinary shares, par value		$ 0.0001	$ 0.0001
Common Stock, Voting Rights		one
Ordinary shares, shares issued		9,487,500	9,487,500
Ordinary shares, shares outstanding		9,487,500	9,487,500
Class B ordinary shares | Founder Shares
Class of Stock [Line Items]
Ordinary shares, par value	$ 0.0001
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Shares subject to possible redemption		32,531,686	30,212,716